Schedule of Investments (unaudited) July 31, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 1.0%
Pampa Energia SA
7.38%, 07/21/23 (Call 07/21/20)(a)	$400	$396,500
7.50%, 01/24/27 (Call 01/24/22)(a)	350	321,880
YPF SA
6.95%, 07/21/27(a)	500	451,250
7.00%, 12/15/47 (Call 06/15/47)(a)	400	342,967
8.50%, 03/23/21(a)	500	512,031
8.50%, 07/28/25(a)	800	794,400
8.75%, 04/04/24(a)	766	781,799

		3,600,827

Azerbaijan — 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	1,000	1,171,462

Bahrain — 0.4%
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/27(a)	600	666,450
7.63%, 11/07/24(a)	400	447,125
8.38%, 11/07/28(a)	200	234,503

		1,348,078

Brazil — 13.7%
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22(a)	800	837,200
5.90%, 01/16/21(a)	800	833,400
Banco BTG Pactual SA/Cayman Islands
5.50%, 01/31/23(a)	200	210,980
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	400	419,800
Banco do Brasil SA/Cayman
3.88%, 10/10/22	900	913,652
4.63%, 01/15/25(a)	600	623,794
4.75%, 03/20/24(a)	200	209,563
4.88%, 04/19/23(a)	400	420,625
5.38%, 01/15/21(a)	300	308,719
5.88%, 01/26/22(a)	900	950,681
5.88%, 01/19/23(a)	600	642,562
Braskem Finance Ltd.
5.38%, 05/02/22(a)	400	420,000
5.75%, 04/15/21(a)	400	418,250
6.45%, 02/03/24	400	443,083
BRF SA
3.95%, 05/22/23(a)	200	197,600
4.75%, 05/22/24(a)	400	399,812
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	600	696,600
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21(a)	1,000	1,046,837
CSN Resources SA
7.63%, 02/13/23 (Call 02/13/21)(a)	400	422,480
7.63%, 04/17/26 (Call 04/17/22)(a)	400	427,193
Embraer Netherlands Finance BV, 5.05%, 06/15/25	600	650,437
Embraer Overseas Ltd., 5.70%, 09/16/23(a)	250	274,844
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	400	426,250
Gol Finance Inc., 7.00%, 01/31/25 (Call 01/31/22)(a)	400	402,562
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(a)	300	330,453
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23(a)	1,120	1,173,445
5.50%, 08/06/22(a)	760	793,060
5.65%, 03/19/22(a)	800	841,040

Security	Par (000)	Value

Brazil (continued)
5.75%, 01/22/21(a)	$300	$310,744
6.20%, 12/21/21(a)	800	849,500
JBS Investments GmbH
6.25%, 02/05/23 (Call 08/30/19)(a)	400	408,250
7.25%, 04/03/24 (Call 08/30/19)(a)	400	415,000
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/21)(a)	600	642,000
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)	450	461,053
5.88%, 07/15/24 (Call 09/03/19)(a)	525	539,437
6.75%, 02/15/28 (Call 02/15/23)(a)	400	432,000
Klabin Austria GmbH, 5.75%, 04/03/29 (Call 01/03/29)(a)	200	210,688
MARB BondCo PLC
6.88%, 01/19/25 (Call 01/19/21)(a)	600	615,000
7.00%, 03/15/24 (Call 03/15/20)(a)	400	413,860
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(a)	700	715,750
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/14/22)(a)	400	412,200
Petrobras Global Finance BV
4.38%, 05/20/23	956	992,089
5.30%, 01/27/25	1,600	1,724,080
5.38%, 01/27/21	394	408,775
5.63%, 05/20/43	100	101,950
5.75%, 02/01/29	1,592	1,707,420
6.00%, 01/27/28	2,868	3,134,724
6.25%, 03/17/24	1,261	1,403,280
6.75%, 01/27/41	700	782,250
6.85%, 06/05/15	1,383	1,507,470
6.88%, 01/20/40	600	678,000
7.25%, 03/17/44	986	1,154,175
7.38%, 01/17/27	2,201	2,602,682
8.75%, 05/23/26	1,579	1,983,224
Rio Oil Finance Trust, Series 2014-1, 9.25%, 07/06/24(a)	745	827,158
Rumo Luxembourg Sarl
5.88%, 01/18/25 (Call 01/18/22)(a)	200	212,375
7.38%, 02/09/24 (Call 02/09/21)(a)	400	433,960
Ultrapar International SA, 5.25%, 10/06/26(a)	400	423,500
Vale Overseas Ltd.
4.38%, 01/11/22	600	618,000
6.25%, 08/10/26	1,100	1,245,475
6.88%, 11/21/36	1,100	1,330,846
6.88%, 11/10/39	800	979,040
8.25%, 01/17/34	400	527,891

		46,938,768

Chile — 0.5%
Latam Finance Ltd.
6.88%, 04/11/24 (Call 04/11/21)(a)	500	525,781
7.00%, 03/01/26 (Call 03/01/23)(a)	400	421,900
VTR Finance BV, 6.88%, 01/15/24 (Call 08/12/19)(a)	600	620,586

		1,568,267

China — 7.5%
Agile Group Holdings Ltd.
6.70%, 03/07/22 ( 03/07/21)(a)	200	206,728
8.50%, 07/18/21 (Call 07/18/20)(a)	400	424,500
CFLD Cayman Investment Ltd.
6.50%, 12/21/20(a)	600	601,500
8.60%, 04/08/24(a)	400	406,000
9.00%, 07/31/21(a)	400	417,268
China Aoyuan Group Ltd.
7.95%, 09/07/21 (Call 09/07/20)(a)	300	311,250
8.50%, 01/23/22 (Call 01/23/21)(a)	200	209,750

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
China Evergrande Group
6.25%, 06/28/21(a)	$800	$771,250
7.50%, 06/28/23 (Call 06/28/20)(a)	700	643,344
8.25%, 03/23/22 (Call 03/23/20)(a)	1,200	1,163,625
8.75%, 06/28/25 (Call 06/28/21)(a)	2,466	2,195,511
9.50%, 04/11/22(a)	700	697,445
9.50%, 03/29/24 (Call 03/29/21)(a)	700	662,594
10.00%, 04/11/23 ( 04/11/21)(a)	400	391,500
10.50%, 04/11/24 (Call 04/11/22)(a)	200	193,625
China SCE Group Holdings Ltd.
5.88%, 03/10/22 (Call 03/10/20)(a)	200	197,250
7.45%, 04/17/21 (Call 04/17/20)(a)	400	407,920
CIFI Holdings Group Co. Ltd.
5.50%, 01/23/22 (Call 01/23/20)(a)	400	397,271
6.88%, 04/23/21 (Call 04/23/20)(a)	200	204,500
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 06/15/20)(a)	300	305,625
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/20)(a)	400	399,625
4.75%, 09/28/23 (Call 09/28/20)(a)	400	393,000
7.25%, 04/04/21 (Call 08/30/19)(a)	400	404,000
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/20)(a)	600	589,687
5.88%, 02/13/23 (Call 11/17/20)(a)	400	384,500
7.00%, 04/25/21 (Call 04/25/20)(a)	200	203,028
8.13%, 02/27/23 ( 02/27/21)(a)	400	409,500
Fantasia Holdings Group Co. Ltd.
7.38%, 10/04/21 (Call 10/04/19)(a)	200	185,400
8.38%, 03/08/21(a)	400	383,611
Fortune Star BVI Ltd., 5.25%, 03/23/22 (Call 03/23/20)(a)	1,000	991,875
Greenland Global Investment Ltd., 5.88%, 07/03/24(a)	400	384,521
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (Call 06/30/20)(a)	600	575,437
9.38%, 06/30/24 (Call 06/30/21)(a)	1,700	1,574,625
11.25%, 04/09/22 (Call 04/09/21)(a)	200	205,438
11.50%, 01/30/23 (Call 05/30/21)(a)	400	403,000
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 11/10/21)(a)	200	180,500
6.00%, 09/15/22 (Call 03/15/20)(a)	400	395,375
7.88%, 09/01/23 (Call 09/01/21)(a)	400	405,500
New Metro Global Ltd., 6.50%, 04/23/21 (Call 04/23/20)(a)	200	188,897
Ronshine China Holdings Ltd., 10.50%, 03/01/22(a)	200	208,438
Scenery Journey Ltd.
13.00%, 11/06/22 (Call 11/06/20)(a)	400	420,000
13.75%, 11/06/23 (Call 11/06/21)(a)	300	315,000
Shimao Property Holdings Ltd., 4.75%, 07/03/22 (Call 07/03/20)(a)	800	804,500
Sunac China Holdings Ltd.
7.25%, 06/14/22 (Call 06/14/21)(a)	200	199,250
7.35%, 07/19/21 (Call 07/19/20)(a)	400	407,000
7.88%, 02/15/22 (Call 02/15/21)(a)	400	406,500
7.95%, 08/08/22 (Call 08/08/20)(a)	400	407,375
7.95%, 10/11/23 (Call 10/11/21)(a)	500	507,187
8.35%, 04/19/23 (Call 04/19/21)(a)	200	205,188
Times China Holdings Ltd.
6.25%, 01/17/21 (Call 01/31/20)(a)	200	200,418
7.63%, 02/21/22 (Call 02/21/21)(a)	400	411,000
Yankuang Group Cayman Ltd., 6.00%, 01/30/22(a)	400	409,000

Security	Par (000)	Value

China (continued)
Yuzhou Properties Co. Ltd.
6.00%, 10/25/23 ( 10/25/20)(a)	$200	$187,000
7.90%, 05/11/21 (Call 05/11/20)(a)	400	413,750
8.50%, 02/04/23 (Call 02/04/22)(a)	200	206,750
8.50%, 02/26/24 (Call 02/26/22)(a)	200	203,250
8.63%, 01/23/22(a)	400	416,893

		25,794,474

Colombia — 1.3%
Banco de Bogota SA
4.38%, 08/03/27(a)	400	414,375
5.38%, 02/19/23(a)	200	211,562
6.25%, 05/12/26(a)	600	668,344
Bancolombia SA
4.88%, 10/18/27 (Call 10/18/22)(b)	600	614,437
5.13%, 09/11/22	400	420,625
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (Call 08/30/19)(a)	345	348,558
Grupo Aval Ltd., 4.75%, 09/26/22(a)	600	612,720
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/15/22)(a)	200	204,438
6.00%, 03/15/25 (Call 03/15/20)(a)	300	311,250
6.25%, 03/25/29 (Call 03/25/24)(a)	400	431,200
6.63%, 10/15/26 (Call 10/15/21)(a)	200	218,125

		4,455,634

Ghana — 0.1%
Tullow Oil PLC, 7.00%, 03/01/25 (Call 03/01/21)(a)	400	402,500

India — 2.1%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(a)	600	579,462
5.95%, 07/31/24(a)	425	446,516
Axis Bank Ltd./Dubai
2.88%, 06/01/21(a)	200	199,438
3.00%, 08/08/22(a)	400	397,750
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(a)	400	419,250
5.35%, 05/20/24(a)	600	638,566
Bharti Airtel Ltd., 4.38%, 06/10/25(a)	600	608,062
Delhi International Airport Ltd., 6.13%, 10/31/26(a)	200	212,438
Greenko Dutch BV, 5.25%, 07/24/24 (Call 07/24/20)(a)	400	402,125
ICICI Bank Ltd./Dubai, 3.25%, 09/09/22(a)	500	502,031
ICICI Bank Ltd./Hong Kong, 5.75%, 11/16/20(a)	200	206,887
JSW Steel Ltd.
5.25%, 04/13/22(a)	400	408,125
5.95%, 04/18/24(a)	200	207,000
Vedanta Resources Finance II PLC, 9.25%, 04/23/26 (Call 04/23/23)(a)	400	412,500
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(a)	400	375,750
6.38%, 07/30/22(a)	600	598,500
7.13%, 05/31/23(a)	300	300,937
8.25%, 06/07/21(a)	400	422,375

		7,337,712

Israel — 2.0%
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	350	313,633
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	1,751	1,650,318
2.80%, 07/21/23	1,575	1,366,066
3.15%, 10/01/26	2,000	1,570,000

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel (continued)
4.10%, 10/01/46	$1,100	$732,531
6.00%, 04/15/24 (Call 01/15/24)	600	556,620
6.75%, 03/01/28 (Call 12/01/27)	600	537,000

		6,726,168

Jamaica — 0.3%
Digicel Group One Ltd., 8.25%, 12/30/22 (Call 12/30/20)(a)	513	309,147
Digicel Group Two Ltd., 8.25%, 09/30/22 (Call 09/30/20)(a)	487	92,226
Digicel Ltd.
6.00%, 04/15/21 (Call 08/30/19)(a)	650	446,875
6.75%, 03/01/23 (Call 08/15/19)(a)	600	288,562

		1,136,810

Kazakhstan — 1.1%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(a)	750	768,000
Halyk Savings Bank of Kazakhstan JSC
5.50%, 12/21/22 (Call 09/02/19)(a)	147	146,983
7.25%, 01/28/21(a)	400	420,750
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(a)	600	768,000
KazMunayGas National Co. JSC
3.88%, 04/19/22(a)	200	205,100
4.75%, 04/19/27(a)	600	648,600
5.75%, 04/19/47(a)	600	687,000
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 08/12/19)(a)	400	247,625

		3,892,058

Mexico — 9.1%
Axtel SAB de CV, 6.38%, 11/14/24 (Call 11/14/20)(a)	200	206,750
Banco Mercantil del Norte SA/Grand Cayman, 5.75%, 10/04/31 (Call 10/04/26)(a)(b)	200	195,578
Banco Nacional de Comercio Exterior SNC, 3.49%, 08/11/26 (Call 08/11/21)(a)(b)	400	404,750
BBVA Bancomer SA/Texas
5.13%, 01/18/33 (Call 01/17/28)(a)(b)	600	576,750
6.50%, 03/10/21(a)	600	629,400
6.75%, 09/30/22(a)	800	862,000
Cemex Finance LLC, 6.00%, 04/01/24 (Call 08/30/19)(a)	650	667,062
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)(a)	500	513,859
6.13%, 05/05/25 (Call 05/05/20)(a)	400	413,763
7.75%, 04/16/26 (Call 04/16/21)(a)	600	648,000
Credito Real SAB de, 7.25%, 07/20/23 (Call 07/20/20)(a)	400	419,438
Petroleos Mexicanos
4.50%, 01/23/26	200	183,200
4.63%, 09/21/23	2,300	2,260,181
4.88%, 01/24/22	400	403,120
5.35%, 02/12/28	200	184,300
5.38%, 03/13/22	2,000	2,025,750
5.50%, 01/21/21	2,000	2,045,000
5.63%, 01/23/46	500	407,813
6.35%, 02/12/48	2,500	2,193,750
6.38%, 02/04/21	1,000	1,032,000
6.38%, 01/23/45	2,000	1,756,000
6.50%, 03/13/27	3,500	3,480,715
6.50%, 01/23/29	1,500	1,463,531
6.50%, 06/02/41	2,800	2,503,144
6.75%, 09/21/47	3,800	3,445,531
6.88%, 08/04/26	2,200	2,242,570

		31,163,955

Oman — 0.6%
Bank Muscat SAOG, 3.75%, 05/03/21(a)	400	397,500

Security	Par (000)	Value

Oman (continued)
Lamar Funding Ltd., 3.96%, 05/07/25(a)	$600	$552,375
National Bank of Oman SAOG, 5.63%, 09/25/23(a)	200	206,062
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(a)	400	415,375
6.63%, 04/24/28(a)	500	512,344

		2,083,656

Panama — 0.2%
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)	600	625,530
7.50%, 10/15/26 (Call 10/15/21)(a)	200	212,500

		838,030

Russia — 2.2%
Alfa Bank AO Via Alfa Bond Issuance PLC, 7.75%, 04/28/21(a)	600	644,062
Credit Bank of Moscow Via CBOM Finance PLC
5.55%, 02/14/23(a)	400	398,500
7.12%, 06/25/24(a)	400	417,250
7.50%, 10/05/27 (Call 10/05/22)(a)(b)	200	177,250
Evraz PLC
5.25%, 04/02/24(a)	200	211,500
5.38%, 03/20/23(a)	500	527,500
6.75%, 01/31/22(a)	400	429,000
8.25%, 01/28/21(a)	350	375,900
GTLK Europe DAC, 5.13%, 05/31/24(a)	400	409,000
Metalloinvest Finance DAC, 4.85%, 05/02/24(a)	400	414,625
Polyus Finance PLC, 5.25%, 02/07/23(a)	400	419,000
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(a)	1,100	1,142,625
VEON Holdings BV
3.95%, 06/16/21 (Call 03/16/21)(a)	200	201,313
4.95%, 06/16/24 (Call 03/16/24)(a)	400	422,000
5.95%, 02/13/23(a)	400	430,200
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(a)	800	850,000

		7,469,725

South Africa — 1.7%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	445	466,694
Eskom Holdings SOC Ltd.
5.75%, 01/26/21(a)	1,000	1,004,000
6.35%, 08/10/28(a)	500	536,037
6.75%, 08/06/23(a)	617	634,307
7.13%, 02/11/25(a)	660	686,070
8.45%, 08/10/28(a)	200	220,226
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(b)	200	210,438
Gold Fields Orogen Holdings BVI Ltd.
4.88%, 10/07/20(a)	200	203,375
5.13%, 05/15/24 (Call 04/15/24)(a)	400	418,000
6.13%, 05/15/29 (Call 02/15/29)(a)	400	436,000
MTN Mauritius Investment Ltd., 4.76%, 11/11/24(a)	400	405,875
Transnet SOC Ltd., 4.00%, 07/26/22(a)	471	471,883

		5,692,905

South Korea — 0.1%
Woori Bank, 5.00%, 06/10/45 (Call 06/10/20)(a)(b)	200	202,750

Turkey — 3.7%
Akbank Turk AS
5.00%, 10/24/22(a)	300	290,940
5.13%, 03/31/25(a)	200	185,875
7.20%, 03/16/27 (Call 03/16/22)(a)(b)	200	178,875
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(a)	400	394,460
6.50%, 03/11/25 (Call 12/11/24)(a)	400	405,250

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
QNB Finansbank AS
4.88%, 05/19/22(a)	$488	$478,240
6.88%, 09/07/24(a)	200	206,437
TC Ziraat Bankasi AS
4.75%, 04/29/21(a)	200	194,000
5.13%, 05/03/22(a)	370	349,881
5.13%, 09/29/23(a)	200	183,250
Turk Telekomunikasyon AS
4.88%, 06/19/24(a)	200	191,250
6.88%, 02/28/25(a)	400	408,500
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	400	391,750
5.80%, 04/11/28 (Call 01/11/28)(a)	200	188,000
Turkiye Garanti Bankasi AS
5.25%, 09/13/22(a)	400	394,250
5.88%, 03/16/23(a)	400	395,255
6.13%, 05/24/27 (Call 05/24/22)(a)(b)	400	344,040
6.25%, 04/20/21(a)	200	203,750
Turkiye Halk Bankasi AS
4.75%, 02/11/21(a)	200	186,000
5.00%, 07/13/21(a)	300	277,594
Turkiye Is Bankasi AS
5.00%, 06/25/21(a)	200	195,500
5.38%, 10/06/21(a)	500	489,945
5.50%, 04/21/22(a)	400	390,000
6.00%, 10/24/22(a)	650	612,625
6.13%, 04/25/24(a)	700	653,555
7.00%, 06/29/28 (Call 06/29/23)(a)(b)	200	168,000
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	400	404,000
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21(a)	400	388,960
5.63%, 05/30/22(a)	400	381,000
5.75%, 01/30/23(a)	300	280,905
6.00%, 11/01/22(a)	200	185,938
6.88%, 02/03/25 (Call 02/03/20)(a)(b)	200	183,375
8.13%, 03/28/24(a)	400	394,625
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(a)	600	567,937
5.75%, 02/24/22(a)	400	393,000
5.85%, 06/21/24(a)	200	187,625
6.10%, 03/16/23(a)	200	192,958
8.25%, 10/15/24(a)	200	204,770
8.50%, 03/09/26 (Call 03/09/21)(a)(b)	400	387,750

		12,510,065

Ukraine — 0.4%
Metinvest BV
7.75%, 04/23/23 (Call 01/23/23)(a)	600	627,000
8.50%, 04/23/26 (Call 01/23/26)(a)	400	424,960
MHP SE, 7.75%, 05/10/24(a)	200	212,980

		1,264,940

United Arab Emirates — 0.4%
DAE Funding LLC
4.50%, 08/01/22 (Call 08/30/19)(a)	600	611,934
5.00%, 08/01/24 (Call 08/01/20)(a)	700	740,915

		1,352,849

Total Corporate Bonds & Notes — 48.7% (Cost: $164,592,826) .		166,951,633

Security	Par (000)	Value

Foreign Government Obligations(c)

Argentina — 5.7%
Argentine Republic Government International Bond
4.63%, 01/11/23	$900	$753,469
5.63%, 01/26/22	1,628	1,408,220
5.88%, 01/11/28	2,350	1,860,172
6.63%, 07/06/28	480	386,550
6.88%, 04/22/21	2,425	2,184,925
6.88%, 01/26/27	2,024	1,672,330
6.88%, 01/11/48	1,650	1,252,453
7.13%, 07/06/36	920	724,500
7.13%, 06/28/17	1,531	1,175,521
7.50%, 04/22/26	3,455	2,968,061
7.63%, 04/22/46	1,431	1,151,061
8.28%, 12/31/33	743	622,097
Series NY, 3.75%, 12/31/38(d)	2,750	1,653,617
Series NY, 8.28%, 12/31/33	2,078	1,798,613

		19,611,589

Azerbaijan — 0.3%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23(a)	550	574,922
6.95%, 03/18/30(a)	400	478,625

		1,053,547

Bahrain — 1.7%
Bahrain Government International Bond
5.88%, 01/26/21(a)	350	361,813
6.00%, 09/19/44(a)	600	591,375
6.13%, 07/05/22(a)	1,000	1,065,000
6.13%, 08/01/23(a)	800	862,000
6.75%, 09/20/29(a)	600	667,500
7.00%, 01/26/26(a)	600	675,750
7.00%, 10/12/28(a)	800	906,250
7.50%, 09/20/47(a)	600	681,562

		5,811,250

Brazil — 5.6%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(a)	600	653,978
Brazilian Government International Bond
2.63%, 01/05/23	1,100	1,095,875
4.25%, 01/07/25	2,348	2,479,341
4.50%, 05/30/29 (Call 02/28/29)	800	833,250
4.63%, 01/13/28 (Call 10/13/27)	1,500	1,592,812
4.88%, 01/22/21	1,511	1,571,440
5.00%, 01/27/45	1,826	1,890,481
5.63%, 01/07/41	1,367	1,526,341
5.63%, 02/21/47	1,700	1,893,906
6.00%, 04/07/26	1,214	1,401,411
7.13%, 01/20/37	1,060	1,358,456
8.25%, 01/20/34	750	1,035,234
8.75%, 02/04/25	400	516,625
8.88%, 04/15/24	520	661,213
10.13%, 05/15/27	500	714,688

		19,225,051

Costa Rica — 0.6%
Costa Rica Government International Bond
4.25%, 01/26/23(a)	600	593,625
4.38%, 04/30/25(a)	200	194,750
5.63%, 04/30/43(a)	200	178,188

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Costa Rica (continued)
7.00%, 04/04/44(a)	$462	$472,539
7.16%, 03/12/45(a)	600	623,625

		2,062,727

Croatia — 0.8%
Croatia Government International Bond
5.50%, 04/04/23(a)	800	880,500
6.00%, 01/26/24(a)	900	1,026,844
6.38%, 03/24/21(a)	806	855,367

		2,762,711

Dominican Republic — 2.5%
Dominican Republic International Bond
5.50%, 01/27/25(a)	800	852,250
5.88%, 04/18/24(a)	640	686,000
5.95%, 01/25/27(a)	1,075	1,171,414
6.00%, 07/19/28(a)	650	711,141
6.40%, 06/05/49(a)	600	642,563
6.50%, 02/15/48(a)	450	485,156
6.60%, 01/28/24(a)	313	348,310
6.85%, 01/27/45(a)	1,190	1,327,966
6.88%, 01/29/26(a)	803	913,412
7.45%, 04/30/44(a)	850	1,005,125
7.50%, 05/06/21(a)	400	422,250

		8,565,587

Ecuador — 2.7%
Ecuador Government International Bond
7.88%, 01/23/28(a)	1,900	1,850,719
7.95%, 06/20/24(a)	1,145	1,183,644
8.75%, 06/02/23(a)	500	536,250
8.88%, 10/23/27(a)	1,300	1,340,300
9.63%, 06/02/27(a)	600	637,500
9.65%, 12/13/26(a)	1,044	1,120,342
10.75%, 03/28/22(a)	1,562	1,726,010
10.75%, 01/31/29(a)	800	890,000

		9,284,765

Egypt — 2.9%
Egypt Government International Bond
5.58%, 02/21/23(a)	600	622,500
5.88%, 06/11/25(a)	800	831,000
6.13%, 01/31/22(a)	1,300	1,361,750
6.20%, 03/01/24(a)	400	425,500
6.59%, 02/21/28(a)	614	631,652
6.88%, 04/30/40(a)	350	342,125
7.50%, 01/31/27(a)	1,200	1,311,000
7.60%, 03/01/29(a)	1,100	1,178,375
7.90%, 02/21/48(a)	800	830,000
8.50%, 01/31/47(a)	1,200	1,311,000
8.70%, 03/01/49(a)	800	874,000

		9,718,902

El Salvador — 0.9%
El Salvador Government International Bond
5.88%, 01/30/25(a)	500	513,594
6.38%, 01/18/27(a)	500	516,094
7.63%, 02/01/41(a)	350	377,344
7.65%, 06/15/35(a)	500	543,594
7.75%, 01/24/23(a)	400	440,625
8.25%, 04/10/32(a)	200	227,562
8.63%, 02/28/29(a)	400	467,500

		3,086,313

Security	Par (000)	Value

Ghana — 1.3%
Ghana Government International Bond
7.63%, 05/16/29(a)	$800	$816,500
7.88%, 08/07/23(a)	400	437,500
8.13%, 01/18/26(a)	570	615,066
8.13%, 03/26/32(a)	700	712,031
8.63%, 06/16/49(a)	600	609,188
8.95%, 03/26/51(a)	500	517,031
10.75%, 10/14/30(a)	500	633,750

		4,341,066

Guatemala — 0.6%
Guatemala Government Bond
4.38%, 06/05/27(a)	200	201,813
4.50%, 05/03/26(a)	400	407,125
4.88%, 02/13/28(a)	400	418,500
4.90%, 06/01/30 (Call 03/01/30)(a)	200	207,687
5.75%, 06/06/22(a)	400	425,750
6.13%, 06/01/50 (Call 12/01/49)(a)	400	433,000

		2,093,875

Ivory Coast — 0.4%
Ivory Coast Government International Bond
5.38%, 07/23/24(a)	200	204,000
6.13%, 06/15/33(a)	800	755,250
6.38%, 03/03/28(a)	500	501,875

		1,461,125

Jamaica — 0.9%
Jamaica Government International Bond
6.75%, 04/28/28	900	1,044,562
7.63%, 07/09/25	500	585,469
7.88%, 07/28/45	500	634,844
8.00%, 03/15/39	700	890,969

		3,155,844

Jordan — 0.5%
Jordan Government International Bond
5.75%, 01/31/27(a)	400	409,500
6.13%, 01/29/26(a)	600	631,500
7.38%, 10/10/47(a)	600	636,375

		1,677,375

Lebanon — 2.2%
Lebanon Government International Bond
6.00%, 01/27/23(a)	700	579,469
6.10%, 10/04/22(a)	800	675,500
6.20%, 02/26/25(a)	350	276,281
6.25%, 05/27/22	300	256,500
6.25%, 11/04/24(a)	335	264,127
6.40%, 05/26/23	300	248,250
6.60%, 11/27/26(a)	750	583,360
6.65%, 04/22/24(a)	420	340,987
6.65%, 11/03/28(a)	500	384,219
6.65%, 02/26/30(a)	790	594,722
6.75%, 11/29/27(a)	600	460,312
6.85%, 03/23/27(a)	600	467,625
6.85%, 05/25/29	600	455,250
7.00%, 03/23/32(a)	500	385,312
7.05%, 11/02/35(a)	300	226,031
7.25%, 03/23/37(a)	400	303,875
8.25%, 04/12/21(a)	1,056	988,020

		7,489,840

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Morocco — 0.4%
Morocco Government International Bond
4.25%, 12/11/22(a)	$890	$927,825
5.50%, 12/11/42(a)	400	466,750

		1,394,575

Nigeria — 1.8%
Nigeria Government International Bond
6.38%, 07/12/23(a)	200	213,000
6.50%, 11/28/27(a)	800	819,750
6.75%, 01/28/21(a)	400	416,000
7.14%, 02/23/30(a)	714	737,205
7.63%, 11/21/25(a)	500	556,563
7.63%, 11/28/47(a)	700	703,937
7.70%, 02/23/38(a)	800	826,500
7.88%, 02/16/32(a)	800	850,000
8.75%, 01/21/31(a)	400	452,125
9.25%, 01/21/49(a)	500	572,031

		6,147,111

Pakistan — 0.5%
Pakistan Government International Bond
6.88%, 12/05/27(a)	800	831,000
8.25%, 04/15/24(a)	427	476,372
8.25%, 09/30/25(a)	400	447,000

		1,754,372

Senegal — 0.4%
Senegal Government International Bond
6.25%, 07/30/24(a)	200	218,063
6.25%, 05/23/33(a)	900	892,406
6.75%, 03/13/48(a)	400	384,875

		1,495,344

Serbia — 0.3%
Serbia International Bond, 7.25%, 09/28/21(a)	850	926,500

South Africa — 2.4%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,000	967,812
4.67%, 01/17/24	900	930,375
4.85%, 09/27/27	600	605,812
4.88%, 04/14/26	700	716,844
5.00%, 10/12/46	500	473,125
5.38%, 07/24/44	700	684,906
5.65%, 09/27/47	800	803,750
5.88%, 05/30/22	450	479,813
5.88%, 09/16/25	1,086	1,177,631
5.88%, 06/22/30	800	852,000
6.25%, 03/08/41	400	436,625
6.30%, 06/22/48	200	214,688

		8,343,381

Sri Lanka — 2.1%
Sri Lanka Government International Bond
5.75%, 01/18/22(a)	200	201,500
5.75%, 04/18/23(a)	700	700,875
5.88%, 07/25/22(a)	562	566,039
6.13%, 06/03/25(a)	300	296,250
6.20%, 05/11/27(a)	800	773,000
6.25%, 10/04/20(a)	300	304,125
6.25%, 07/27/21(a)	778	790,400
6.75%, 04/18/28(a)	600	588,000
6.83%, 07/18/26(a)	400	405,750
6.85%, 03/14/24(a)	700	720,125

Security	Par (000)	Value

Sri Lanka (continued)
6.85%, 11/03/25(a)	$1,000	$1,018,125
7.85%, 03/14/29(a)	700	728,656

		7,092,845

Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bond
4.38%, 01/16/24(a)	400	408,000
4.50%, 08/04/26(a)	400	400,875

		808,875

Turkey — 8.2%
Export Credit Bank of Turkey
5.00%, 09/23/21(a)	250	243,413
5.38%, 02/08/21(a)	200	197,500
5.38%, 10/24/23(a)	400	380,750
Turkey Government International Bond
3.25%, 03/23/23	700	648,375
4.25%, 04/14/26	700	623,875
4.88%, 10/09/26	1,660	1,517,863
4.88%, 04/16/43	1,529	1,204,088
5.13%, 03/25/22	549	549,686
5.13%, 02/17/28	1,200	1,097,250
5.63%, 03/30/21	1,086	1,107,720
5.75%, 03/22/24	1,250	1,235,938
5.75%, 05/11/47	1,976	1,670,337
6.00%, 03/25/27	1,921	1,863,970
6.00%, 01/14/41	1,703	1,497,043
6.13%, 10/24/28	1,000	966,250
6.25%, 09/26/22	1,383	1,409,363
6.35%, 08/10/24	400	400,668
6.63%, 02/17/45	1,479	1,388,411
6.75%, 05/30/40	1,075	1,030,320
6.88%, 03/17/36	1,491	1,461,180
7.25%, 12/23/23	1,200	1,261,875
7.25%, 03/05/38	600	610,125
7.38%, 02/05/25	2,070	2,183,203
7.63%, 04/26/29	1,500	1,577,344
8.00%, 02/14/34	813	880,073
11.88%, 01/15/30	800	1,087,000

		28,093,620

Ukraine — 2.8%
Ukraine Government International Bond
7.38%, 09/25/32(a)	1,600	1,626,500
7.75%, 09/01/20(a)	500	516,562
7.75%, 09/01/21(a)	850	889,950
7.75%, 09/01/22(a)	800	848,400
7.75%, 09/01/23(a)	775	828,475
7.75%, 09/01/24(a)	718	766,465
7.75%, 09/01/25(a)	736	778,688
7.75%, 09/01/26(a)	700	738,500
7.75%, 09/01/27(a)	748	790,543
8.99%, 02/01/24(a)	500	555,500
9.75%, 11/01/28(a)	700	816,812
Ukreximbank Via Biz Finance PLC, 9.75%, 01/22/25(a)	250	265,625

		9,422,020

Venezuela — 0.5%
Venezuela Government International Bond
3.49%, 05/07/23(a)(e)(f)	1,037	145,180
3.49%, 10/13/24(a)(e)(f)	1,230	172,200
6.00%, 12/09/20(a)(e)(f)	640	89,600
7.00%, 03/31/38(a)(e)(f)	600	84,000

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Venezuela (continued)
7.65%, 04/21/25(a)(e)(f)	$658	$92,120
9.25%, 09/15/27(e)(f)	1,962	274,680
9.25%, 05/07/28(a)(e)(f)	892	124,880
9.38%, 01/13/34(e)(f)	730	102,200
11.75%, 10/21/26(a)(e)(f)	1,435	200,900
11.95%, 08/05/31(a)(e)(f)	2,030	284,200
12.75%, 08/23/22(a)(e)(f)	1,430	200,200

		1,770,160

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	600	652,149

Total Foreign Government Obligations — 49.4% (Cost: $176,848,082)		169,302,519

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(g)(h)	4,684	4,684,000

Total Short-Term Investments — 1.4% (Cost: $4,684,000)		4,684,000

Total Investments in Securities — 99.5% (Cost: $346,124,908)		340,938,152

Other Assets, Less Liabilities — 0.5%		1,663,184

Net Assets — 100.0%		$342,601,336

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	U.S. dollar denominated security issued by foreign domiciled entity.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	3,376	1,308	4,684	$4,684,000	$35,512	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$166,951,633	$—	$166,951,633
Foreign Government Obligations	—	167,532,359	1,770,160	169,302,519
Money Market Funds	4,684,000	—	—	4,684,000

	$4,684,000	$334,483,992	$1,770,160	$340,938,152